UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                   New York, NY                     May 14, 2007
-------------                   ------------                     ------------
 [Signature]                    [City, State]                        [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $192,035
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
1.        028-11646                     JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC
          COLUMN 1                    COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5       COLMN 6  COL 7  COLUMN 8
                                                                Value    Shrs or   SH/ PUT/  Invstmt  Other  VOTING AUTHORITY
       Name Of Issuer              Title of Class    Cusip     (x1000)   Prn Amt   PRN CALL  Discrtn  Mangr  Sole     Shared    None
ALLIED WRLD ASSUR COM HLDG I       SHS             G0219G203    1,120       26,200 SH        Shared   1                  26,200
NICHOLAS FINANCIAL INC             COM             65373J209    2,348      210,396 SH        Shared   1                 210,396
ALLSTATE CORP                      COM             020002101    2,378       39,600 SH        Shared   1                  39,600
ANNALY CAP MGMT INC                COM             035710409   10,037      648,400 SH        Shared   1                 648,400
ANWORTH MORTGAGE ASSET CP          COM             037347101    2,727      345,334 SH         Sole    none   345,334
ANWORTH MORTGAGE ASSET CP          COM             037347101   13,999    1,432,900 SH        Shared   1               1,432,900
AON CORP                           COM             037389103    4,745      125,000 SH        Shared   1                 125,000
AXIS CAPITAL HOLDINGS              SHS             G0692U109    1,693       50,000 SH        Shared   1                  50,000
CAPSTEAD MTG CORP                  COM NO PAR      14067E506      660       92,300 SH         Sole    none    92,300
CAPSTEAD MTG CORP                  COM NO PAR      14067E506    2,238      224,000 SH        Shared   1                 224,000
CENTENNIAL BK HLDGS INC DEL        COM             151345303    2,857      330,335 SH        Shared   1                 330,335
CENTRAL BANCORP INC MASS           COM             152418109    1,169       38,396 SH        Shared   1                  38,396
CENTURY BANCORP INC                CL A NON VTG    156432106      532       20,000 SH         Sole    none    20,000
CENTURY BANCORP INC                CL A NON VTG    156432106    6,429      241,856 SH        Shared   1                 241,856
CINCINNATI FINL CORP               COM             172062101    2,120       50,000 SH        Shared   1                  50,000
CITIGROUP INC                      COM             172967101    3,851       75,000 SH        Shared   1                  75,000
COMMERCE BANCORP INC NJ            COM             200519106    3,668      109,900 SH        Shared   1                 109,900
COUNTRYWIDE FINANCIAL CORP         COM             222372104      336       10,000 SH         Sole    none    10,000
COUNTRYWIDE FINANCIAL CORP         COM             222372104    6,377      189,574 SH        Shared   1                 189,574
DOWNEY FINL CORP                   CIN             261018105    5,163       80,000 SH        Shared   1                  80,000
FIDELITY NATIONAL FINANCIAL        CL A            31620R105      960       40,000 SH        Shared   1                  40,000
FIDELITY NATIONAL INFORMATION SV   COM             31620M106    1,591       35,000 SH        Shared   1                  35,000
FIRST CMNTY BANCORP CALIF          COM             31983B101    4,241       75,000 SH        Shared   1                  75,000
FIRST COMWLTH FINL CORP PA         COM             319829107      915       77,900 SH        Shared   1                  77,900
FIRSTFED FINL CORP                 COM             337907109    5,683      100,000 SH        Shared   1                 100,000
GOLDLEAF FINANCIAL SOLUTIONS       COM             38144H208    2,798      425,000 SH        Shared   1                 425,000
JP MORGAN CHASE & CO               COM             46625H100    9,676      200,000     PUT   Shared   1                 200,000
LIBERTY BANCORP INC                COM             53017Q102    1,890      171,200 SH        Shared   1                 171,200
LUMINENT MTG CAP INC.              COM             550278303    1,439      161,000 SH         Sole    none   161,000
LUMINENT MTG CAP INC               COM             550278303    3,755      420,000 SH        Shared   1                 420,000
MARTEN TRANS LTD                   COM             573075108    1,769      111,400 SH        Shared   1                 111,400
MAX RE CAPITAL LTD HAMILTON        SHS             G6052F103    3,822      150,000 SH        Shared   1                 150,000
MFA MTG INVTS INC                  COM             55272X102    2,966      385,200 SH        Shared   1                 385,200
NETBANK INC                        COM             640933107    1,440      651,399 SH        Shared   1                 651,399
NORTH VALLEY BANCOP                COM             66304M105    2,184       86,910 SH        Shared   1                  86,910
NEWPORT BANCORP INC                COM             651754103    3,024      219,961 SH        Shared   1                 219,961
OHIO CAS CORP                      COM             677240103    4,184      139,700 SH        Shared   1                 139,700
OPTEUM INC                         CL A            68384A100       87       12,100 SH         Sole    none    12,100
OPTEUM INC                         CL A            68384A100      990      220,000 SH         Sole    none   220,000
OPTEUM INC                         CL A            68384A100    7,271    1,615,700 SH        Shared   1               1,615,700
ORIGEN FINL INC                    COM             68619E208      209       30,000 SH         Sole    none    30,000
ORIGEN FINL INC                    COM             68619E208    4,321      620,779 SH        Shared   1                 620,779
PHH CORP                           COM             693320202    1,528       50,000 SH        Shared   1                  50,000
PROVIDENT FINL HLDGS INC           COM             743868101    4,803      174,600 SH        Shared   1                 174,600
SEABRIGHT INSURANCE HLDGS IN       COM             811656107    1,702       92,500 SH        Shared   1                  92,500
SLM CORP                           COM             78442P106    8,503      207,900 SH        Shared   1                 207,900
SOVEREIGN BANCORP INC              COM             845905108    8,695      341,800 SH        Shared   1                 341,800
SPECIALTY UNDERWRITERS ALLIA       COM             84751T309    3,280      424,300 SH        Shared   1                 424,300
BANCORP INC DEL                    COM             05969A105    4,744      182,450 SH        Shared   1                 182,450
UNIONBANCAL CORP                   COM             908906100    8,245      130,000 SH        Shared   1                 130,000
WACHOVIA CORP 2ND NEW              COM             929903102    4,134       75,100 SH        Shared   1                  75,100
WILLIS LEASE FINANCE CORP          COM             970646105    5,139      498,453 SH        Shared   1                 498,453
WILLIS LEASE FINANCE CORP          COM             970646105      362       35,100 SH         Sole    none    35,100
WILLIS LEASE FINANCE CORP          COM             970646105    1,238      120,037 SH         Sole    none   120,037

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